Loan Payable	12 Months Ended
Mar. 31, 2023
Loan Payable Abstract
LOAN PAYABLE

Note 16 – LOAN PAYABLE

On August 2, 2019 and December 11, 2019, the Company borrowed $717,810 and $6,460,290 from Haihui Commercial Factoring (Tianjin) Co. Ltd. (“Haihui Commercial”), respectively. After deducting processing fee and deposits which are refundable at the end of loan period, the Company received $617,317 and $5,878,864 respectively. The Company is required to pledge accounts receivable of three drugstores to Haihui Commercial. The Company has an option to pay off the debts earlier than the repayment schedule upon approval from Haihui Commercial. As of March 31, 2023, the full amount has been repaid to Haihui Commercial.